BORROWINGS (Details Narrative) ¥ in Thousands, $ in Thousands		1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 13, 2024 CNY (¥) shares	Apr. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Sep. 12, 2024 CNY (¥)
Short-Term Debt [Line Items]
Borrowings outstanding						¥ 175,700
Payment to borrower				¥ 240,000
Advisory expense				¥ 36,900		36,900
Gain from extinguishment of debt					$ 4,825	35,200		¥ (2,778)
Borrowing amount						312,100
Principal amount						292,000
Interest amount						20,100
Repaid amount						240,000
Long-term borrowing						53,900
Repayment of long-term debt								¥ 51,882
Weighted average interest rate						6.00%	6.50%
Short term weighted average interest rate						6.20%	6.50%
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Fixed annual interest rate						5.00%
Inventory Pledged Financing Facility [Member]
Short-Term Debt [Line Items]
Borrowings outstanding						¥ 126,300
Inventory Pledged Financing Unused Facility [Member]
Short-Term Debt [Line Items]
Borrowings outstanding						253,700
Loan Agreement [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Common stock subscriptions, shares | shares	1,543,845,204
Common stock subscriptions, value	¥ 7,500
Loan Agreement [Member] | Long-Term Debt [Member]
Short-Term Debt [Line Items]
Repayment of long-term debt	7,500
Fair value amounting	¥ 44,700
Loan Agreement [Member] | Long-Term Debt [Member] | Pintu Beijing [Member]
Short-Term Debt [Line Items]
Long-term borrowing									¥ 7,500
Fixed annual interest rate									5.35%
Repaid percentage									8.00%
Loan Agreement [Member] | Long-Term Debt [Member] | Pintu Beijing [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal and interests amount		¥ 55,000	¥ 55,000
Working Capital Facility [Member]
Short-Term Debt [Line Items]
Short-term borrowing						¥ 126,300
Inventory Pledged Financing Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Monthly interest rate					4.00%	4.00%
Inventory Pledged Financing Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Monthly interest rate					9.00%	9.00%